Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES		$ 114,073,803	$ 17,358,914	$ 18,793,951
COSTS AND EXPENSES
Costs of revenues		104,766,355	15,428,131	16,010,644
General and administrative expenses		5,646,443	2,050,954	1,321,412
Sales and marketing expenses		784,653	367,633	50,083
Total costs and expenses		111,197,451	17,846,718	17,382,139
INCOME (LOSS) FROM OPERATIONS		2,876,352	(487,804)	1,411,812
OTHER (EXPENSES) INCOME
Interest expenses		(1,430,978)	(396,188)	(374,048)
Other expenses		(927,568)	(360,032)	(65,828)
Other income		1,908,424	441,025	176,802
Total other expenses, net		(450,122)	(315,195)	(263,074)
INCOME (LOSS) BEFORE INCOME TAXES		2,426,230	(802,999)	1,148,738
PROVISION FOR INCOME TAXES		530,042	135,414	366,442
NET INCOME (LOSS)		1,896,188	(938,413)	782,296
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(1,409,431)	(640,974)	752,828
COMPREHENSIVE INCOME (LOSS)		$ 486,757	$ (1,579,387)	$ 1,535,124
Weighted average shares used in computation:
Basic (in Shares)	[1]	21,429,877	19,035,038	9,629,783
Diluted (in Shares)	[1]	20,885,442	15,237,432	9,633,993
EARNINGS PER SHARE - BASIC (in Dollars per share)	[1]	$ 0.09	$ (0.05)	$ 0.08
EARNINGS PER SHARE - DILUTED (in Dollars per share)	[1]	$ 0.09	$ (0.06)	$ 0.08

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.